UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST

on behalf of the following series:

BBH U.S. Government Money Market Fund
(Exact name of Registrant as specified in charter)

140 Broadway,

New York, NY 10005

(Address of principal executive offices)

Corporation Services Company,

2711 Centerville Road, Suite 400,

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (15.5%)
$ 100,000,000	Federal Home Loan Bank Discount Notes[1]	10/03/18	1.981%	$ 99,989,000
75,000,000	Federal Home Loan Bank Discount Notes[1,2]	10/10/18	1.983	74,962,937
45,600,000	Federal Home Loan Bank Discount Notes[1,2]	10/17/18	2.057	45,558,411
75,000,000	Federal Home Loan Bank Discount Notes[1]	10/23/18	2.017	74,907,875
28,375,000	Federal Home Loan Bank Discount Notes[1,2]	11/14/18	2.130	28,301,353
40,000,000	Federal Home Loan Bank Discount Notes[1]	11/21/18	2.157	39,878,167
	Total U.S. Government Agency Obligations (Identified cost $363,597,743)			363,597,743

	U.S. TREASURY BILLS (77.5%)
165,000,000	U.S. Treasury Bill[1,2]	10/04/18	1.932	164,973,527
165,000,000	U.S. Treasury Bill[1,2]	10/11/18	1.949	164,910,953
160,000,000	U.S. Treasury Bill[1,2]	10/18/18	1.974	159,851,330
200,000,000	U.S. Treasury Bill[1,2]	10/25/18	2.007	199,733,335
150,000,000	U.S. Treasury Bill[1,2]	11/01/18	2.011	149,741,370
100,000,000	U.S. Treasury Bill[1,2]	11/08/18	2.004	99,789,681
100,000,000	U.S. Treasury Bill[1,2]	11/15/18	2.021	99,748,675
100,000,000	U.S. Treasury Bill[1,2]	11/23/18	2.016	99,704,970
85,000,000	U.S. Treasury Bill[1,2]	11/29/18	2.060	84,714,526
125,000,000	U.S. Treasury Bill[1,2]	12/06/18	2.060	124,530,777
135,000,000	U.S. Treasury Bill[1,2]	12/13/18	2.110	134,425,409
150,000,000	U.S. Treasury Bill[1,2]	12/20/18	2.129	149,294,089
85,000,000	U.S. Treasury Bill[1,2]	01/10/19	2.164	84,487,818
50,000,000	U.S. Treasury Bill[1]	01/17/19	2.217	49,669,700
50,000,000	U.S. Treasury Bill[1,2]	02/07/19	2.225	49,605,161
	Total U.S. Treasury Bills (Identified cost $1,815,181,321)			1,815,181,321

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

Principal Amount	Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (7.5%)
55,000,000	BNP Paribas (Agreement dated 09/28/18 collateralized by FCSB 3.370%, due 05/01/35, original par $745,000, value $710,127, FHLMC 4.000%, due 05/01/39-10/01/47, original par $52,832,089, value $29,049,944, FNMA 3.000%-4.500%, due 12/01/18-09/01/48, original par $20,717,511, value $18,595,637, GNMA 1.500%-4.500%, due 06/20/41-04/20/48, original par $11,164,671, value $7,376,265, U.S. Treasury Securities 2.500%, due 08/15/23, original par $374,700, value $368,033)	10/01/18	2.260%	$55,000,000
65,000,000	National Australia Bank Ltd. (Agreement dated 09/28/18 collateralized by U.S. Treasury Notes 1.875%, due 10/31/22, original par $68,530,000, value 66,783,463)	10/01/18	2.200	65,000,000
Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (continued)
55,000,000	Societe Generale (Agreement dated 09/28/18 collateralized by FAMC 1.700%, due 02/28/19, original par $5,878,000, value $5,869,869, FNMA 3.500%, due 01/01/48, original par $16,564,910, value $15,632,290, GNMA 3.500%-4.703%, due 06/20/48-03/20/64, original par $13,079,015, value $11,489,340, REFC 0.000%, due 01/15/29-04/15/30, original par $34,043,000, value $22,715,666, U.S. Treasury Securities 0.000%-2.375%, due 10/18/18-04/30/20, original par $393,100, value $392,847)	10/01/18	2.230%	55,000,000
	Total Repurchase Agreements (Identified cost $175,000,000)			175,000,000

TOTAL INVESTMENTS (Identified cost 2,353,779,064)[3]			100.5%	$ 2,353,779,064
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.5)%	(11,082,237)
NET ASSETS			100.0%	$ 2,342,696,827

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FAMC	– Federal Agricultural Mortgage Corporation.
FCSB	– Federal Farm Credit Consolidated System Wide Bond.
FHLMC	– Federal Home Loan Mortgage Corporation.
FNMA	– Federal National Mortgage Association.
GNMA	– Government National Mortgage Association.
REFC	– Resolution Funding Corporation.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

Fair Value Measurements

BBH U.S. Government Money Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At September 30, 2018, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

September 30, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of September 30, 2018
U.S. Government Agency Obligations	$ –	$ 363,597,743	$ –	$ 363,597,743
U.S. Treasury Bills	–	1,815,181,321	–	1,815,181,321
Repurchase Agreements	–	175,000,000	–	175,000,000
Total Investments, at value	$ –	$ 2,353,779,064	$ –	$ 2,353,779,064

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2018.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

BBH TRUST

/s/ Jean-Pierre Paquin

By (Signature and Title)*

Jean-Pierre Paquin

President and Principal Executive Officer

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

President and Principal Executive Officer

Date: November 27, 2018

By (Signature and Title)*

/s/ Charles H. Schreiber

Charles H. Schreiber

Treasurer and Principal Financial Officer

Date: November 27, 2018

* Print name and title of each signing officer under his or her signature.